Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets	12 Months Ended
Dec. 31, 2021
Intellectual property Indefinite [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of the intangible assets	Indefinite
Domain name [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of the intangible assets	15 years
Brand [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of the intangible assets	10 years
Technology [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the intangible assets [Line Items]
Estimated useful lives of the intangible assets	5 years